Share-based Compensation Plans (Stock Options and SARs) (Details) - SARs and Stock Options - GBP (£) £ / shares in Units, £ in Millions		12 Months Ended
		Dec. 31, 2015		Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Outstanding as at beginning of period (in shares)	[1]	7,756,516
Granted (in shares)	[1]	4,444,345
Exercised (in shares)	[1]	(3,104,782)
Forfeited (in shares)	[1]	(1,299,583)
Outstanding as at end of period (in shares)	[1]	7,796,496	[2]	7,756,516
Exercisable as at end of period (in shares)	[1]	2,408,241
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Roll Forward]
Outstanding as at beginning of period (per share)		£ 33.27
Granted (per share)		52.12
Exercised (per share)		50.99
Forfeited (per share)		40.69
Outstanding as at end of period (per share)		52.02		£ 33.27
Exercisable as at end of period (per share)		£ 35.61
Outstanding as at end of period Intrinsic Value (in GBP)		£ 98.5
Exercisable as at end of period Intrinsic Value (in GBP)		£ 54.8
Weighted average grant date fair value of awards granted (per share)		£ 10.36		£ 6.19	£ 3.37
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Abstract]
Number of awards outstanding (in shares)	[3]	7,796,496
Number of awards exercisable		2,408,241
14.01-28.00 GBP
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Abstract]
Number of awards outstanding (in shares)	[3]	3,307,723
Weighted average remaining contractual term		3 years 8 months 12 days
Weighted average exercise price of awards outstanding (per share)		£ 20.61
Number of awards exercisable		1,953,627
Weighted average exercise price of awards exercisable (per share)		£ 20.43
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Lower Range Limit		14.01
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Upper Range Limit		£ 28
28.01-40.00 GBP
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Abstract]
Number of awards outstanding (in shares)	[3]	1,019,985
Weighted average remaining contractual term		5 years 2 months 12 days
Weighted average exercise price of awards outstanding (per share)		£ 36.06
Number of awards exercisable		264,646
Weighted average exercise price of awards exercisable (per share)		£ 36.01
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Lower Range Limit		28.01
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Upper Range Limit		£ 40
40.01-53.87 GBP
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Abstract]
Number of awards outstanding (in shares)	[3]	3,468,788
Weighted average remaining contractual term		5 years 3 months 18 days
Weighted average exercise price of awards outstanding (per share)		£ 46.05
Number of awards exercisable		189,968
Weighted average exercise price of awards exercisable (per share)		£ 53.27
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Lower Range Limit		40.01
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Upper Range Limit		£ 53.87

[1]	Number of awards are stated in terms of ordinary share equivalents
[2]	Number of awards are stated in terms of ordinary share equivalents
[3]	Number of awards are stated in terms of ordinary share equivalents